Goodwill and Intangible Assets - Summary of Intangible Assets in Use and Under Development (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Acquired Patents | Intangible Assets in Use
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 6,420
Remaining amortization period	8 years
Acquired Technology | Intangible Assets in Use
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 903
Remaining amortization period	6 years
Acquired Supplier Relationships | Intangible Assets in Use
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 958
Remaining amortization period	3 years
Acquired Customer-related Intangible | Intangible Assets in Use
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 1,777
Acquired Customer-related Intangible | Intangible Assets in Use | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Remaining amortization period	4 years
Acquired Customer-related Intangible | Intangible Assets in Use | Top of Range
Disclosure Of Intangible Assets [Line Items]
Remaining amortization period	5 years
Acquired Technology | Intangible Assets in Use
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 178
Remaining amortization period	1 year
Technology License | Intangible Assets Under Development
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 1,901
Patent License | Intangible Assets Under Development
Disclosure Of Intangible Assets [Line Items]
Net book value	4,754
Patents | Intangible Assets Under Development
Disclosure Of Intangible Assets [Line Items]
Net book value	$ 620